Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 9,059
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1 year 7 months 6 days
Actual income tax benefit realized from options exercised during the year	5,770
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 6,431
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1 year 10 months 24 days